Acquisition of Star 26 - Schedule of Allocation of the Purchase Price (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 12, 2026	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2024
Acquisition of Star 26 - Schedule of Allocation of the Purchase Price (Details) [Line Items]
Net tangible assets acquired		$ (86)
Deferred tax liabilities		(887)
Goodwill		7,688	$ 99,047
Allocation of the purchase price		14,103
Customer Relationships [Member]
Acquisition of Star 26 - Schedule of Allocation of the Purchase Price (Details) [Line Items]
Total		$ 4,663
Acquisition of Star Twenty Six [Member]
Acquisition of Star 26 - Schedule of Allocation of the Purchase Price (Details) [Line Items]
Net tangible assets acquired	$ (3,702)
Total	333
Intangible assets available for sale	905
Deferred tax liabilities	(54)
Deferred tax liabilities available for sale	(208)
Goodwill	72,255
Allocation of the purchase price	69,433
Acquisition of Star Twenty Six [Member] | Customer Relationships [Member]
Acquisition of Star 26 - Schedule of Allocation of the Purchase Price (Details) [Line Items]
Total	31
Acquisition of Star Twenty Six [Member] | Distributor relations [Member]
Acquisition of Star 26 - Schedule of Allocation of the Purchase Price (Details) [Line Items]
Total	16
Acquisition of Star Twenty Six [Member] | Order backlog [Member]
Acquisition of Star 26 - Schedule of Allocation of the Purchase Price (Details) [Line Items]
Total	$ 190